SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation	$ 659,294	$ 857,037	$ 340,680
Legal and professional	66,361	257,926	144,440
Clinical	135,286	15,350	50,922
Other	43,311	19,498	5,852
Total accrued expenses	$ 904,252	$ 1,149,811	$ 541,894